SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]



                                    European
                                  Equity Fund



                                 APRIL 30, 1999





                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                        -------------------------------
                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove
                               Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                               William F. Glavin
                                Anne C. Hodsdon
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                              Richard S. Scipione
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                       State Street Bank & Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02199-7603

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             SUB-INVESTMENT ADVISER
                   Indocam International Investment Services
                              90 Boulevard Pasteur
                              Paris, France 75015

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                   ----------------------------------------

================================CHAIRMAN'S MESSAGE==============================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements are nearly done, and the tests of all our systems are on schedule for completion by the end of July. The rest of 1999 will be spent testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
-------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

              By Didier Le Conte for the Portfolio Management Team

                                  John Hancock
                              European Equity Fund


               Mixed six-month period for European equity markets
               --------------------------------------------------


European equity markets recovered strongly during the last quarter of 1998, but struggled at the beginning of 1999 due to sluggish growth and a decline in the value of Europe's new common currency, the euro. Nevertheless, evidence of a turnaround in the economies of the Far East - a fertile market for many European products - helped re-kindle optimism for European markets in April. In addition, a dramatic 0.50% slash in short-term interest rates by the European Central Bank in early April raised hopes that we would see stronger performance by European economies going forward.

         The rally at the end of 1998 was followed by the introduction of the euro January 1, 1999. While the new currency was welcomed with a great deal of fanfare and enthusiasm, its value steadily declined through the end of the period. That drop has provided a mixed blessing. On the one hand, a declining euro has hurt the performance of European equities for dollar-based investors so far in 1999. On the other hand, a cheaper euro should make European products more attractively priced going forward. In addition, European equities were hurt by economic growth that proved to be slower than expected. Many attributed this lethargy to stagnant consumer spending in Germany and the effects of the ongoing economic and financial problems in Southeast Asia and other emerging markets.

         Toward the end of the period, however, evidence of an emerging-market recovery caused investors to become more optimistic about prospects for European equities. That optimism was enhanced when the European Central Bank chose to reduce its base lending

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock European Equity Fund. Caption below reads "European Equity Fund management team (l-r):
"Brigitte Carriere, Gerard Bailly, Claire Chaves d' Oliveira, Patrice de Larrard and Didier Le Conte."]
--------------------------------------------------------------------------------

"...evidence of a turnaround in the economies of the Far East... helped re-kindle optimism for European markets in April."

================================================================================

                   John Hancock Funds - European Equity Fund


"...the Fund tended to be concentrated more than the MSCI Europe Index in high-growth industries..."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is BP Amoco 4.4%, the second is British Telecommunications 3.3%, the third Dordtsche Petroleum-Industrie 3.2%, the fourth Nokia 3.0% and the fifth Roche Holding 2.7%. A note below the table reads "As a percentage of net assets on April 30, 1999."]
--------------------------------------------------------------------------------

rate from 3.00% to 2.50% on April 8. The magnitude of the cut surprised the market, as most investors anticipated a decrease of only 0.25%. It appears the Bank was concerned about lethargic economic growth in Europe and chose the deeper cut to signal it was done lowering rates. In addition, the Bank of England was very aggressive in its attempt to stimulate that country's relatively stagnant economy, lowering its short-term rate from 7.50% to 5.25% over the period.

Performance and strategy review

Solid stock picking and staying fully invested during the European equity markets' recovery at the end of 1998 helped the Fund post good absolute and relative performance. For the six months ended April 30, 1999, John Hancock European Equity Fund's Class A and Class B shares posted total returns of 9.53% and 9.26%, respectively, at net asset value. Those results

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent
Performance...and What's Behind the Numbers". The first listing is Nokia followed by an up arrow with the phrase "Continued success for Finnish company with new lines of cell phones." The second listing is Vodafone followed by an up arrow with the phrase "Boosted by merger with U.S. company AirTouch Communications." The third listing is Unilever followed by a down arrow with the phrase "Market prefers companies with more dynamic earnings growth." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

outperformed the 8.95% return of the average European region fund, according to Lipper, Inc.1 In the same six-month period, the Morgan Stanley Capital International (MSCI) Europe Index returned 11.49%. The Fund's Class C shares, which were introduced March 1, 1999, returned 3.10% at net asset value for the two months from inception through April 30, 1999. Keep in mind that your net asset value return will vary from the Fund's stated performance if you were not invested in the Fund for the entire period and did not reinvest all dividends.

         Two factors late in the period - signs of an overall acceleration of growth and lower interest rates - helped shares of cyclical companies post sharp gains in April. Cyclical companies are those whose prospects rise and fall in concert with economic growth, which tends to improve with lower interest rates. Many investors chose to shift at least some of their assets to cyclicals from the growth stocks that have dominated the market over the past few years, but the Fund did not follow suit. That's because we believe that cyclical stocks remain vulnerable to any signs of slower growth. For example, too much industrial capacity continues to plague the steel and chemical industries. Instead, the Fund's investments were a result of a consistent stock-picking approach. More specifically, the portfolio is made up of liquid, large-capitalization stocks that we feel promise high future profit growth, with strong management and a solid balance sheet structure. Considerations about country weightings are subordinate. That being said, during the period the Fund maintained an underweighted position in the U.K. relative to the MSCI Europe Index because of that country's stagnant growth.

         As a result of this growth-oriented approach, the Fund tended to be concentrated more than

================================================================================

                   John Hancock Funds - European Equity Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended April 30, 1999." The chart is scaled in increments of 2% with 0% at the bottom and 10% at the top. The first bar represents the 9.53% total return for John Hancock European Equity Fund Class A. The second bar represents the 9.26% total return for John Hancock European Equity Fund Class B. The third bar represents the 3.10%* total return for John Hancock European Equity Fund Class C, and the fourth bar represents the 8.95% total return for Average European region fund. A note below the chart reads "Total returns for John Hancock European Equity Fund are at net asset value with all distributions reinvested. The average European region fund is tracked by Lipper, Inc. See the following two pages for historical performance information. * From inception March 1, 1999 through April 30, 1999."]
--------------------------------------------------------------------------------

the MSCI Europe Index in high-growth industries such as telecommunications, technology, media and pharmaceuticals. The pharmaceutical position was reduced slightly as we sought more promising growth opportunities in telecommunications. Top performers for the Fund included Finnish telecommunications giant Nokia; Vodafone Group, a British telephone service company that acquired U.S. firm AirTouch Communications, and Vivendi, a diversified waste management and mobile communications company. On the down side, the Fund's performance was hurt by investments in Nestle and Unilever, two food companies with steady growth, but not enough to attract investors during a time when the market was on the rise.

Outlook

Expectations for growth in Europe this year were revised downward, mainly because of the sluggish German economy. Normally, this prediction would indicate a less than enthusiastic outlook for European equity markets. However, there are several positive developments that indicate a strong backdrop for European stocks. First, the European Central Bank's recent rate cut should help increase cash flow from other asset classes into equity markets. And because inflation remains quite low, it seems likely that interest rates will also remain low. Second, consumer spending should improve due to a growing number of new jobs and declining mortgage rates. Third, the decline in the value of the euro helps European exports become more attractive. In addition, neither gold nor real estate offers an attractive alternative to stocks.

         Further, the European market is currently undervalued relative to Wall Street. Finally, we should see benefits from the restructuring of the industrial and financial framework that is occurring, including consolidation and increased focus on shareholder-friendly management. At the center of this movement is the euro. This unified currency has captured the enthusiasm of corporate management. No longer are currency exchanges a concern, and it is now possible to compare prices across the Continent. The euro makes it much easier for companies to manage their cash. It is creating optimism and accelerating trade within the euro zone. The Fund will continue to look for investment opportunities in this exciting environment.

"...the European market is currently undervalued relative to Wall Street."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                   John Hancock Funds - European Equity Fund


--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock European Equity Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                SINCE
                                                     ONE      INCEPTION
                                                     YEAR      (3/2/98)
                                                   -------    ---------

Cumulative Total Returns                           (1.00%)       3.70%
Average Annual Total Returns(1)                    (1.00%)       3.43%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                SINCE
                                                              INCEPTION
                                                              (6/1/98)
                                                              ---------

Cumulative Total Return                                        (6.80%)
Average Annual Total Return(1)                                 (6.80%)(2)

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                SINCE
                                                              INCEPTION
                                                              (3/1/99)
                                                              ---------

Cumulative Total Return                                         1.07%
Average Annual Total Return(1)                                  1.07%(2)

Notes to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 1.90% on Class A and 2.60% on Class B and Class C of the Fund's average daily net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (1.94%) and 2.46% for Class A shares. The cumulative total return since inception would have been (7.50%) and 1.05% for Class B shares and Class C shares, respectively.

(2) Not annualized.

================================================================================

                   John Hancock Funds - European Equity Fund


--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock European Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) Europe Index - an unmanaged index used to measure the performance of securities listed on European stock exchanges. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock European Equity Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $11,577. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 2, 1998, before sales charge, and is equal to $11,030 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $10,475 as of April 30, 1999.

Line chart with the heading John Hancock European Equity Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $10,384. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on June 1, 1998, before sales charge, and is equal to $9,910 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $9,414 as of April 30, 1999.

Line chart with the heading John Hancock European Equity Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $10,415. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 1, 1999, before sales charge, and is equal to $10,310 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $10,210 as of April 30, 1999.
--------------------------------------------------------------------------------

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common and preferred stocks, rights and warrants
   (cost - $29,060,005).................................         $31,528,114
 Cash ..................................................                 862
 Foreign currency, at value (cost - $3,791) ............               3,791
 Receivable for investments sold .......................             805,391
 Receivable for shares sold ............................               1,617
 Dividends receivable ..................................              56,262
 Foreign tax receivable ................................              10,321
                                                               -------------
                          Total Assets .................          32,406,358
                          --------------------------------------------------
Liabilities:
 Payable for forward foreign currency exchange
  contracts sold - Note A ..............................                 10
 Payable for bank borrowings - Note A ..................            327,000
 Payable for shares repurchased ........................             16,776
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ..............................             43,023
 Accounts payable and accrued expenses .................             53,192
                                                               ------------
                          Total Liabilities ............            440,001
                          -------------------------------------------------
Net Assets:
 Capital paid-in .......................................         32,174,547
 Accumulated net realized loss on investments and
  foreign currency transactions ........................         (2,440,906)
 Net unrealized appreciation of investments and foreign
  currency transactions ................................          2,466,396
 Accumulated net investment loss .......................           (233,680)
                                                               ------------
                          Net Assets ...................        $31,966,357
                          =================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
 Class A - $15,144,075/1,372,582 .......................             $11.03
 ==========================================================================
 Class B - $16,778,731/1,530,106 .......................             $10.97
 ==========================================================================
 Class C * - $43,551/3,971 .............................             $10.97
 ==========================================================================
Maximum Offering Price Per Share**
 Class A - ($11.03 x 105.26%) ..........................             $11.61
===========================================================================

 * Class C shares commenced operations on March 1, 1999.
** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest ..............................................             $9,835
 Dividends (net of foreign withholding taxes of $14,320)            154,149
                                                                -----------
                                                                    163,984
                                                                -----------
Expenses:
 Investment management fee - Note B ....................            142,217
 Distribution and service fee - Note B
  Class A ..............................................             22,523
  Class B ..............................................             82,909
  Class C ..............................................                 32
 Transfer agent fee ....................................             51,222
 Custodian fee .........................................             44,373
 Registration and filing fees ..........................             24,559
 Auditing fee ..........................................              9,918
 Printing ..............................................              4,653
 Financial services fee ................................              2,277
 Miscellaneous .........................................              1,430
 Trustees' fees ........................................                759
 Legal fees ............................................                177
 Interest expense - Note A .............................                150
                                                                -----------
                       Total Expenses ..................            387,199
                       ----------------------------------------------------
                       Less Expense Reductions -
                       Note B ..........................            (28,754)
                       ----------------------------------------------------
                       Net Expenses ....................            358,445
                       ----------------------------------------------------
                       Net Investment Loss .............           (194,461)
                       ----------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
 Net realized loss on investments sold .................         (1,032,124)
 Net realized gain on foreign currency transactions ....             59,504
 Change in net unrealized appreciation/depreciation
  of investments and foreign currency transactions .....          3,548,418
                                                               ------------
                       Net Realized and Unrealized
                       Gain on Investments and
                       Foreign Currency Transactions ...          2,575,798
                       ----------------------------------------------------
                       Net Increase in Net Assets
                       Resulting from Operations .......         $2,381,337
                       ====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                           FOR THE PERIOD FROM
                                                                              MARCH 2, 1998                SIX MONTHS ENDED
                                                                      (COMMENCEMENT OF OPERATIONS)          APRIL 30, 1999
                                                                           TO OCTOBER 31, 1998               (UNAUDITED)
                                                                           -------------------               -----------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment loss.........................................................     ($46,072)                   ($194,461)
 Net realized loss on investments sold and foreign currency transactions ....   (1,556,583)                    (972,620)
 Change in net unrealized appreciation/depreciation of investments and
  foreign currency transactions .............................................   (1,082,022)                   3,548,418
                                                                               -----------                 ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations ...........   (2,684,677)                   2,381,337
                                                                               -----------                 ------------
From Fund Share Transactions - Net:* ........................................   30,678,971                    1,590,726
                                                                               -----------                 ------------
Net Assets:
 Beginning of period ........................................................       --                       27,994,294
                                                                               -----------                 ------------
 End of period (including accumulated net investment loss of $46,072 and
  $233,680, respectively)....................................................  $27,994,294                  $31,966,357
                                                                               ===========                 ============

* Analysis of Fund Share Transactions:

                                             FOR THE PERIOD FROM MARCH 2, 1998                 SIX MONTHS ENDED
                                                (COMMENCEMENT OF OPERATIONS)                    APRIL 30, 1999
                                               TO OCTOBER 31, 1998 (UNAUDITED)
                                             ---------------------------------            -------------------------
                                               SHARES                 AMOUNT                SHARES          AMOUNT
                                             ----------            -----------            ----------     ----------

CLASS A **
 Shares sold...............................    1,635,681           $17,462,387              876,984       $9,708,477
 Less shares repurchased ..................     (429,021)           (4,383,005)            (711,062)      (7,818,231)
                                            ------------        --------------       --------------    -------------
 Net increase .............................    1,206,660           $13,079,382              165,922       $1,890,246
                                            ============        ==============       ==============    =============
CLASS B ***
 Shares sold ..............................    1,817,977           $20,041,352              670,915       $7,404,590
 Less shares repurchased ..................     (239,566)           (2,441,763)            (719,220)      (7,747,609)
                                            ------------        --------------       --------------    -------------
 Net increase (decrease) ..................    1,578,411           $17,599,589              (48,305)       ($343,019)
                                            ============        ==============       ==============    =============
CLASS C ****
 Shares sold ..............................      --                    --                     3,971          $43,499
                                            ------------        --------------       --------------    -------------
 Net increase .............................      --                    --                     3,971          $43,499
                                            ============       ===============       ==============    =============

  **  Class A shares commenced operations on March 2, 1998.
 ***  Class B shares commenced operations on June 1, 1998.
****  Class C shares commenced operations on March 1, 1999.


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund



Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------



                                                                 FOR THE PERIOD FROM MARCH 2, 1998              SIX MONTHS ENDED
                                                                   (COMMENCEMENT OF OPERATIONS)                  APRIL 30, 1999
                                                                      TO OCTOBER 31, 1998                          (UNAUDITED)
                                                                      -------------------                          -----------


CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period ................................      $10.00                                   $10.07
                                                                           -------                                  -------
 Net Investment Income (Loss)(1) .....................................        0.01                                    (0.05)
 Net Realized and Unrealized Gain on Investments and
   Foreign Currency Transactions......................................        0.06                                     1.01
                                                                           -------                                  -------
  Total From Investment Operations....................................        0.07                                     0.96
                                                                           -------                                  -------
 Net Asset Value, End of Period ......................................      $10.07                                   $11.03
                                                                           =======                                  =======
 Total Investment Return at Net Asset Value(2) .......................       0.70%(3)                                 9.53%(3)
 Total Adjusted Investment Return at Net Asset Value(2,4).............      (0.24%)(3)                                9.44%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted).............................     $12,147                                  $15,144
 Ratio of Expenses to Average Net Assets..............................       1.90%(5)                                 1.90%(5)
 Ratio of Adjusted Expenses to Average Net Assets(6)..................       3.31%(5)                                 2.08%(5)
 Ratio of Net Investment Income (Loss) to Average Net Assets..........       0.16%(5)                                (0.86%)(5)
 Ratio of Adjusted Net Investment Loss to Average Net Assets(6).......      (1.25%)(5)                               (1.04%)(5)
 Portfolio Turnover Rate  ............................................         31%                                      36%
 Fee Reduction Per Share(1)...........................................       $0.10                                    $0.01





The Financial Highlights summarizes the impact of the following factors on a single share for the period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------




                                                                 FOR THE PERIOD FROM MARCH 2, 1998              SIX MONTHS ENDED
                                                                   (COMMENCEMENT OF OPERATIONS)                  APRIL 30, 1999
                                                                      TO OCTOBER 31, 1998                          (UNAUDITED)
                                                                      -------------------                          -----------

CLASS B
 Per Share Operating Performance
 Net Asset Value, Beginning of Period.................................        $11.07                                 $10.04
                                                                             -------                                -------
 Net Investment Loss(1)...............................................         (0.04)                                 (0.08)
 Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions.......................................         (0.99)                                  1.01
                                                                             -------                                -------
  Total From Investment Operations ...................................         (1.03)                                  0.93
                                                                             -------                                -------
 Net Asset Value, End of Period ......................................        $10.04                                 $10.97
                                                                             =======                                =======
 Total Investment Return at Net Asset Value(2)........................        (9.30%)(3)                              9.26%(3)
 Total Adjusted Investment Return at Net Asset Value(2,4).............        (9.89%)(3)                              9.17%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted).............................       $15,847                                $16,779
 Ratio of Expenses to Average Net Assets .............................         2.60%(5)                               2.60%(5)
 Ratio of Adjusted Expenses to Average Net Assets(6)..................         4.01%(5)                               2.78%(5)
 Ratio of Net Investment Loss to Average Net Assets...................        (1.12%)(5)                             (1.56%)(5)
 Ratio of Adjusted Net Investment Loss to Average Net Assets(6).......        (2.53%)(5)                             (1.74%)(5)
 Portfolio Turnover Rate .............................................           31%                                    36%
 Fee Reduction Per Share(1) ..........................................         $0.06                                  $0.01


                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------



                                                                                         FOR THE PERIOD FROM MARCH 1, 1999
                                                                                            (COMMENCEMENT OF OPERATIONS)
                                                                                                  TO APRIL 30, 1999
                                                                                                     (UNAUDITED)
                                                                                                      ---------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period..........................................................         $10.64
                                                                                                       -------
 Net Investment Loss(1) .......................................................................          (0.01)
 Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions ............           0.34
                                                                                                       -------
  Total From Investment Operations ............................................................           0.33
                                                                                                       -------
 Net Asset Value, End of Period ...............................................................         $10.97
                                                                                                       =======
 Total Investment Return at Net Asset Value(2) ................................................          3.10%(3)
 Total Adjusted Investment Return at Net Asset Value(2,4) .....................................          3.07%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .....................................................            $44
 Ratio of Expenses to Average Net Assets ......................................................          2.60%(5)
 Ratio of Adjusted Expenses to Average Net Assets(6) ..........................................          2.78%(5)
 Ratio of Net Investment Loss to Average Net Assets ...........................................         (0.94%)(5)
 Ratio of Adjusted Net Investment Loss to Average Net Assets(6) ...............................         (1.12%)(5)
 Portfolio Turnover Rate ......................................................................            36%
 Fee Reduction Per Share(1) ...................................................................          $0.00(7)





(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
(5) Annualized.
(6) Unreimbursed, without fee reduction.
(7) Less than $0.01 per share.



                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund


The Schedule of Investments is a complete list of all securities owned by the European Equity Fund on April 30, 1999. It's divided into three main categories: common stocks, preferred stocks, and rights and warrants. The stocks and rights and warrants are further broken down by country.

                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

COMMON STOCKS
Finland (4.18%)
 Nokia AB (Telecommunications)................       12,500          $963,305
 Sonera Group Oyj (Telecommunications) .......       10,000           198,603
 Tieto Corp. (Computers) .....................        4,400           175,236
                                                                   ----------
                                                                    1,337,144
                                                                   ----------
France (14.45%)
 Axa (Insurance) .............................        4,100           529,278
 Banque Nationale de Paris
  (Banks - Foreign) ..........................        4,500           372,936
 Carrefour SA (Retail) .......................          500           396,150
 France Telecom SA
  (Telecommunications) .......................        3,382           273,136
 L'Oreal SA (Cosmetics & Personal Care) ......          800           512,143
 Legrand SA (Electronics) ....................        1,500           358,120
 Pinault-Printemps-Redoute SA (Retail) .......        2,750           456,101
 Rexel SA (Electronics) ......................        2,800           232,197
 Synthelabo SA (Medical) .....................        1,500           306,620
 Total SA (Oil & Gas) ........................        3,750           513,410
 Vivendi SA (Diversified Operations) .........        2,860           668,010
                                                                   ----------
                                                                    4,618,101
                                                                   ----------
Germany (8.21%)
 Allianz AG (Insurance) ......................        1,900           605,159
 DaimlerChrysler AG
  (Automobile/Trucks)* .......................        8,136           803,191
 Deutsche Telekom AG
  (Telecommunications) .......................        5,000           197,019
 Douglas Holding AG (New) (Retail) ...........          280            13,015
 Douglas Holding AG (Retail) .................        3,500           160,837
 Dresdner Bank AG (Banks - Foreign) ..........        9,450           407,306
 Fresenius AG (Medical) ......................          700           106,485
 Metro AG (Retail) ...........................        4,500           325,160
 Muenchener Rueckversicherungs-
 Gesellschaft AG (New Shares)
  (Insurance) ................................           16             3,211


                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

Germany (continued)
 Muenchener Rueckversicherungs-
 Gesellschaft (New) (Insurance) ..............           16           $3,178
                                                                  ----------
                                                                   2,624,561
                                                                  ----------
Ireland (2.48%)
 Allied Irish Banks Plc (Banks - Foreign) ....       22,000          354,268
 CRH Plc (Building) ..........................       13,500          264,953
 Irish Life Plc (Insurance) ..................       19,000          174,222
                                                                  ----------
                                                                     793,443
                                                                  ----------
Italy (8.73%)
 Assicurazioni Generali SpA (Insurance) ......       17,700          689,032
 Bank Commerciale Italiana
  (Banks - Foreign) ..........................       33,700          277,329
 Ente Nazionale Idrocarburi SpA
  (Oil & Gas) ................................       40,000          263,255
 San Paolo-Imi SpA (Banks - Foreign) .........       19,500          292,517
 Telecom Italia Mobile (TIM) SpA
  (Telecommunications) .......................       63,000          375,360
 Telecom Italia SpA - RNC
  (Telecommunications) .......................       24,300          258,502
 Telecom Italia SpA (Telecommunications) .....       42,500          228,526
 UniCredito Italiano SpA (Banks - Foreign) ...       80,000          405,658
                                                                  ----------
                                                                   2,790,179
                                                                  ----------
Netherlands (9.90%)
 AEGON NV (Insurance) ........................        5,200          498,515
 Dordtsche Petroleum-Industrie MIJ NV
  (Diversified Operations) ...................       19,700        1,015,581
 Equant NV (Computers) .......................        2,055          186,481
 ING Groep NV (Banks - Foreign) ..............        5,900          363,370
 STMicroelectronics NV (Electronics)* ........        1,500          156,242
 TNT Post Group NV (Transport) ...............       12,000          323,258
 Unilever NV (Food) ..........................        4,000          273,819
 Wolters Kluwer NV (Media) ...................        8,000          348,189
                                                                  ----------
                                                                   3,165,455
                                                                  ----------
Norway (0.75%)
 Tomra Systems ASA (Machinery) ...............        6,000          238,141
                                                                  ----------
 Spain (5.12%)
 Banco Bilbao Vizcaya SA
  (Banks - Foreign) ..........................       13,000          194,462


                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund


                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

Spain (continued)
 Banco Santander SA (Banks - Foreign).........      16,000           $347,513
 Endesa SA (Utilities) .......................      17,000            377,853
 Telefonica SA (Telecommunications) ..........      15,300            716,826
                                                                   ----------
                                                                    1,636,654
                                                                   ----------
Sweden (1.59%)
 Ericsson (LM) Telefonaktiebolaget
  (Telecommunications) .......................       9,000            236,281
 Skandia Forsakrings AB (Insurance) ..........      14,000            270,475
                                                                   ----------
                                                                      506,756
                                                                   ----------
Switzerland (11.16%)
 Adecco SA (Business Services - Misc.) .......         740            372,983
 Clariant AG (Chemicals) .....................         340            173,822
 Credit Suisse Group (Banks - Foreign) .......       2,400            475,847
 Nestle SA (Food) ............................         100            185,030
 Novartis AG (Medical) .......................         300            439,077
 Roche Holding AG (Medical) ..................          74            870,132
 UBS AG (Banks - Foreign) ....................       1,200            407,420
 Zurich Allied AG (Insurance) ................       1,000            644,294
                                                                   ----------
                                                                    3,568,605
                                                                   ----------
United Kingdom (31.12%)
 Bank of Scotland (Banks - Foreign)* .........      16,000            238,860
 BP Amoco Plc (Oil & Gas) ....................      73,561          1,396,383
 British Aerospace Plc (Aerospace) ...........      56,380            421,748
 British Telecommunications Plc
  (Telecommunications) .......................      64,000          1,068,691
 Carlton Communications (Media) ..............      17,000            164,224
 CMG Plc (Computers) .........................      12,000            330,231
 Compass Group Plc (Food) ....................      32,000            329,462
 Dixons Group Plc (Retail) ...................       7,300            155,748
 Energis (Telecommunications) ................       8,400            220,263
 Glaxo Wellcome Plc (Medical) ................      28,000            829,703
 HSBC Holdings Plc
  (Banks - Foreign) ..........................      16,287            622,271
 JARVIS (Building) ...........................      30,000            250,475
 Kingfisher Plc (Retail) .....................      30,000            447,862
 Lloyds TSB Group Plc (Banks - Foreign) ......      54,600            880,107
 Misys Plc (Computers) .......................      21,543            200,312
 Pearson Plc (Media) .........................      20,000            424,696
 SEMA Group Plc (Computers) ..................      25,000            241,707
 SmithKline Beecham Plc (Medical) ............      54,000            714,070
 Smiths Industries Plc (Manufacturing) .......      17,730            273,814
 Vodafone Group Plc (Telecommunications) .....      40,000            736,784
                                                                   ----------
                                                                    9,947,411
                                                                   ----------
                           TOTAL COMMON STOCKS
                            (Cost $28,659,871)     (97.69%)        31,226,450
                                                  --------         ----------

                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

PREFERRED STOCKS
Germany (0.90%)
 Fresenius AG (Medical).......................         355            $61,879
 SAP AG (Computers) ..........................         600            225,013
                                                                   ----------
                        TOTAL PREFERRED STOCKS
                               (Cost $399,300)      (0.90%)           286,892
                                                   -------         ----------
RIGHTS AND WARRANTS
Spain (0.04%)
 Telefonica SA (Rights Issue)
  (Telecommunications)* ......................      15,300             14,223
                                                                   ----------
Germany (0.00%)
 Muenchener Rueckversicherungs-
  Gesellschaft AG (Warrants Issue)
   (Insurance)* ..............................          16                549
                                                                   ----------
                     TOTAL RIGHTS AND WARRANTS
                                   (Cost $834)      (0.04%)            14,772
                                                    ------         ----------
            TOTAL COMMON AND PREFERRED STOCKS,
                           RIGHTS AND WARRANTS
                            (Cost $29,060,005)     (98.63%)        31,528,114
                                                   -------         ----------
            OTHER ASSETS AND LIABILITIES, NET       (1.37%)           438,243
                                                   -------         ----------
                             TOTAL NET ASSETS     (100.00%)       $31,966,357
                                                   =======        ===========

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - European Equity Fund


Portfolio Concentration
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at April 30, 1999 assigned to the various investment categories.

                                                              MARKET VALUE
                                                              OF SECURITIES
                                                              AS A PERCENTAGE
INVESTMENT CATEGORIES                                         OF NET ASSETS
---------------------                                         ---------------

Aerospace................................................         1.32%
Automobile/Trucks .......................................         2.51
Banks - Foreign .........................................        17.65
Building ................................................         1.61
Business Services - Misc. ...............................         1.17
Chemicals ...............................................         0.54
Computers ...............................................         4.25
Cosmetics & Personal Care ...............................         1.60
Diversified Operations ..................................         5.27
Electronics .............................................         2.34
Food ....................................................         2.47
Insurance ...............................................        10.68
Machinery ...............................................         0.74
Manufacturing ...........................................         0.86
Media ...................................................         2.93
Medical .................................................        10.41
Oil & Gas ...............................................         6.80
Retail ..................................................         6.12
Telecommunications ......................................        17.17
Transportation ..........................................         1.01
Utilities ...............................................         1.18
                                                            ----------
                                        TOTAL INVESTMENTS       98.63%
                                                            ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - European Equity Fund


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock European Equity Fund (the "Fund"), John Hancock Global Health Sciences Fund and John Hancock Pacific Basin Equities Fund. The other series of the Trust are reported in separate financial statements. The Fund's investment objective is to achieve long-term capital appreciation.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Trustees authorized the issuance of Class C shares effective March 1, 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,450,896 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distributions will be made. The carryforwards expire as follows: October 31, 2006 - $1,450,896.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - European Equity Fund

classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The maximum loan balance for the Fund during the period for which loans were outstanding amounted to $327,000. At April 30, 1999, the loan outstanding was $327,000 at an annual rate of interest of 5.50%.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securites with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund had no securities lending activity for the period ended April 30, 1999.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - European Equity Fund

Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

         At April 30, 1999, open forward foreign currency exchange contracts were as follows:



                                                              UNREALIZED
                     PRINCIPAL AMOUNT      EXPIRATION       APPRECIATION/
CURRENCY           COVERED BY CONTRACT        DATE          (DEPRECIATION)
--------           -------------------        ----          --------------
SELLS
European Currency         44,163             MAY 99              $40
Pound Sterling           126,062             MAY 99             (214)
Swedish Krona            485,021             MAY 99              164
                                                               -----
                                                                ($10)
                                                               =====

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At April 30, 1999, there were no open positions in financial futures contracts.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser, Indocam International Investment Services ("IIIS") (the "Sub-Adviser"). Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000.

         The Adviser has a sub-investment management contract with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, provides the Fund with investment services and advice with respect to that portion of the Fund's assets invested in countries other than the United States. The Adviser pays the Sub-Adviser a fee at the annual rate of 0.35% of the average daily net assets of the Fund.

         The Adviser has agreed to limit the Fund's expenses on Class A, Class B and Class C shares to 1.90%, 2.60% and 2.60%, respectively, of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $28,754 for the period ended April 30, 1999. The Adviser reserves the right to terminate this limitation in the future.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $99,080. Out of this amount, $9,428

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - European Equity Fund

was retained and used for printing prospectuses, advertising, sales literature and other purposes, $71,355 was paid as sales commissions to unrelated broker-dealers and $18,297 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $70,309.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 1999, there were no contingent deferred sales charges paid to JH Funds.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1999, the Fund's investments to cover the deferred compensation liability had no unrealized appreciation/depreciation.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1999, aggregated $12,292,379 and $11,210,248, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1999.

         The cost of investments owned at April 30, 1999 for federal income tax purposes was $29,112,559. Gross unrealized appreciation and depreciation of investments aggregated $3,489,777 and $1,074,222, respectively, resulting in unrealized appreciation of $2,415,555.

================================================================================


[LOGO] JOHN HANCOCK FUNDS                                        ---------------
       A Global Investment Management Firm                          Bulk Rate
                                                                   U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                          PAID
1-800-225-5291  1-800-554-6713 (TDD)                               Randolph, MA
INTERNET: www.jhancock.com/funds                                  Permit No. 75
                                                                 ---------------












--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock European Equity Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      920SA 4/99
                                                                            6/99

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------




                                [GRAPHIC OMITTED]







                                 Global Health
                                 Sciences Fund




                                 APRIL 30, 1999



                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                       ----------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove
                               Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                               William F. Glavin
                                Anne C. Hodsdon
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                              Richard S. Scipione
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                       State Street Bank & Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                -----------------------------------------------

================================================================================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements are nearly done, and the tests of all our systems are on schedule for completion by the end of July. The rest of 1999 will be spent testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
-------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

         By Linda I. Miller, CFA, Portfolio Management Team Leader, and
              Robert D. Hallisey, Jr., Assistant Portfolio Manager

                              John Hancock Global
                              Health Sciences Fund

                  Biotech, drug stocks lead health-care stocks
                  --------------------------------------------

Health-care stocks posted modest returns compared to the broader stock market over the last six months, as conditions for the group became increasingly less favorable. Much of the health-care sector's early gains were due to the strong performance of large pharmaceutical stocks in the final months of 1998. They, in turn, were boosted by a combination of factors including investors' renewed infatuation with large-company growth stocks, drug companies' reputations for delivering predictable earnings and exciting results from the introduction of new drugs.

         In early 1999, however, the climate began to shift. Although the forces that make health care an attractive sector for the long term remain in place, investors sensed that the U.S. economy was growing at a fairly quick pace and that troubled foreign economies could be approaching a bottom. As a result, they began to rotate out of the more defensive drug stocks, turning to the high-flying technology and Internet stocks. The more attractively priced industry groups such as cyclicals, financial services and energy those that stood to benefit the most from a stronger global economy - also came back in vogue. The exodus from drug stocks - hurried by some slightly orse-than-expected earnings warnings - erased some, but not all, of their earlier gains, and put pressure on much of the health-care group.

         Beyond drug stocks, performance was mixed. Biotech stocks, for example, generally posted good returns throughout the period, spurred by exciting new products. In contrast, certain service sectors, such as hospitals, nursing homes, long-term care facilities and home health care, were hurt by reductions in Medicare reimbursements.

--------------------------------------------------------------------------------
[A 2 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Global Health Sciences Fund. Caption below reads "Fund portfolio management team members (l-r): "Linda Miller and Robert Hallisey."]
--------------------------------------------------------------------------------

"Health-care stocks posted modest returns compared to the broader stock market..."

================================================================================

                John Hancock Funds - Global Health Sciences Fund


"...we had a somewhat larger exposure than average to health-care service stocks."

--------------------------------------------------------------------------------
[Table at top left hand column  entitled  "Top Five Stock  Holdings."  The first listing is Bristol-Myers Squibb 5.3%, the second is Pfizer 5.1%, the third Johnson & Johnson 5.0%, the fourth Merck 4.8% and the fifth Warner-Lambert 4.8%. A note below the table reads "As a percentage of net assets on April 30, 1999."]
--------------------------------------------------------------------------------

Performance overview

For the six-month period ended April 30, 1999, John Hancock Global Health Sciences Fund's Class A and Class B shares posted total returns of -1.15% and -1.47%, respectively, at net asset value. Class C shares, which were launched on March 1, 1999, returned -5.10% at net asset value for the first two months of operations. Those returns lagged the average healthcare/ biotechnology fund's return of 7.63%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

         There were several factors behind the Fund's underperformance. First, even though we had a sizeable weighting in the largest drug stocks, such as Pfizer, Merck and Eli Lilly that performed so well late last year, our exposure was still less than our peers'. We prefer to take a balanced

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent
Performance...and What's Behind the Numbers". The first listing is Amgen followed by an up arrow with the phrase "Success with Epogen." The second listing is Allergan followed by an up arrow with the phrase "Well-executed restructuring." The third listing is Omnicare followed by a down arrow with the phrase "Caught up in service sector decline." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

approach, spreading our investments across a variety of health-care sub-sectors. We do that so that the Fund's performance isn't overly dependent on the fortunes of a handful of companies or one health-care sub-sector. But as it occasionally does, a diversified approach worked against us during this period.

         Second, we had a somewhat larger exposure than average to health-care service stocks. Weakness in that sector started late last fall, when service providers began to feel the force of government cutbacks. As part of efforts to balance the federal budget in 1997, Congress effectively capped Medicare reimbursements for treating elderly and disabled patients. Although many of the Fund's holdings in the health-care service group never missed a beat in terms of meeting earnings expectations, they were nonetheless dragged down by negative sentiment. One example was Omnicare, which provides pharmacy services for nursing homes. The stock suffered losses, even though the company continued to post annual earnings growth of about 35%. Finally, our holdings in retail drugstore chains such as CVS and Walgreen suffered when investor sentiment turned negative on the retailing segment and focused on the potential vulnerability of those companies to e-commerce via the Internet.

New products help drive winners

Among our largest drug-company holdings, the better performers tended to be those that met success with new product launches. Pfizer and the Searle division of Monsanto were helped by the successful introduction of the first of a new class of arthritis drugs, Celebrex, while Forest Laboratories and Warner-Lambert grabbed a better-than-expected share of the antidepressant

================================================================================

                John Hancock Funds - Global Health Sciences Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended April 30, 1999." The chart is scaled in increments of 2% with -6% at the bottom and 8% at the top. The first bar represents the -1.15% total return for John Hancock Global Health Sciences Fund Class A. The second bar represents the -1.47% total return for John Hancock Global Health Sciences Fund Class B. The third bar represents the -5.10%* total return for John Hancock Global Health Sciences Fund Class C. The fourth bar represents the 7.63% total return for Average healthcare/biotechnology fund. A note below the chart reads "Total returns for John Hancock Global Health Sciences Fund are at net asset value with all distributions reinvested. The average healthcare/biotechnology fund is tracked by Lipper, Inc. See the following two pages for historical performance information. *From inception March 1, 1999 through April 30, 1999."]
--------------------------------------------------------------------------------

market with Celexa, a drug similar to the well known Prozac.

         Some of our biotech holdings performed particularly well throughout most of the period. Amgen posted strong gains, thanks in large part to the higher sales of the anti-anemia drug Epogen used extensively by U.S. dialysis patients. Biogen also was a winner, following its success with a drug used to treat relapsing forms of multiple sclerosis. MedImmune, and its marketing partner Abbott Laboratories, saw strong sales of a drug used to prevent respiratory viruses in premature infants. In addition to strong sales of pharmaceuticals related to eye conditions and care, Allergan benefited from the efforts of a revitalized management team.

Long-term prospects intact

Despite its recent setback, we believe the health-care sector continues to offer many exciting long-term growth opportunities. The aging of America marches on. One of the country's fastest-growing age segments is the over-85 group which consumes a tremendous amount of health-care products and services. Studies show that once they reach age 65, people are using three times the health-care goods and services they did earlier in life. With the largest American age group - the Baby Boomers - set to hit 65 in the next two decades or so, there clearly will be increased demand for health-care products and services. The development of new products, services and technologies should generate even more demand.

         Over the short term, however, rhetoric out of Washington could periodically stymie the drug group if there are calls for universal drug coverage for Medicare beneficiaries which could hurt prices. It might also haunt the service companies that could be subject to further investigations of fraud and abuse. Furthermore, strong worldwide economic conditions could put non-cyclical U.S.-oriented health-care stocks out of the investment limelight for the near term. However, with the recent underperformance of the group, we are seeing attractive valuations that mirror conditions in the 1996 market, when health-care stocks went on to substantially outperform the general market.


--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

"...the health-care sector continues to offer many exciting long-term growth opportunities."

================================================================================

                John Hancock Funds - Global Health Sciences Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Health Sciences Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                   ONE      FIVE     INCEPTION
                                                   YEAR     YEARS    (10/1/91)
                                                  -------  -------   --------

Cumulative Total Returns                          (3.58%)  128.31%    260.13%
Average Annual Total Returns                      (3.58%)   17.95%     18.63%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                   ONE      FIVE     INCEPTION
                                                   YEAR     YEARS    (3/7/94)
                                                  -------  -------   --------

Cumulative Total Returns                          (4.20%)  129.51%    110.29%
Average Annual Total Returns                      (4.20%)   18.08%     15.80%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                                     INCEPTION
                                                                     (3/1/99)
                                                                     --------
Cumulative Total Return                                               (1.06%)
Average Annual Total Return                                           (1.06%)(1)

Notes to Performance

(1) Not annualized.

================================================================================

                John Hancock Funds - Global Health Sciences Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Global Health Sciences Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index-an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Global Health Sciences Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $41,117. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Global Health Sciences Fund on October 1, 1991, before sales charge, and is equal to $36,019 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Global Health Sciences Fund, after sales charge, and is equal to $34,206 as of April 30, 1999.

Line chart with the heading John Hancock Global Health Sciences Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $31,847. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Global Health Sciences Fund on March 7, 1994, before sales charge, and is equal to $20,064 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Global Health Sciences Fund, after sales charge, and is equal to $19,964 as of April 30, 1999.

Line chart with the heading John Hancock Global Health Sciences Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $10,803. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Global Health Sciences Fund on March 1, 1999, before sales charge, and is equal to $9,490 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Global Health Sciences Fund, after sales charge, and is equal to $9,395 as of April 30, 1999.
--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common stocks (cost - $183,976,272) .......................     $232,311,482
  Short-term investments (cost - $31,935,795)................       31,935,795
                                                                --------------
                                                                   264,247,277
 Cash .......................................................              224
 Foreign currency, at value (cost - $1,748) .................            1,734
 Receivable for investments sold ............................        3,029,487
 Receivable for shares sold .................................          289,088
 Dividends receivable .......................................          267,749
 Interest receivable ........................................              972
 Other assets ...............................................            3,024
                                                                --------------
                       Total Assets .........................      267,839,555
                       -------------------------------------------------------
Liabilities:
 Payable for shares repurchased .............................          143,079
 Payable upon return of securities on loan - Note A .........       24,777,795
 Foreign taxes payable ......................................           10,984
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ...................................          576,720
 Accounts payable and accrued expenses ......................           41,408
                                                                 -------------
                       Total Liabilities ....................       25,549,986
                       -------------------------------------------------------
Net Assets:
 Capital paid-in ............................................      202,058,997
 Accumulated net realized loss on investments and
  foreign currency transactions .............................       (6,917,118)
 Net unrealized appreciation of investments and
  foreign currency transactions .............................       48,335,414
 Accumulated net investment loss ............................       (1,187,724)
                                                                 -------------
                       Net Assets ...........................     $242,289,569
                       =======================================================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
 interest outstanding - unlimited number of shares
 authorized with no par value)
 Class A - $92,360,312/2,756,757 ............................           $33.50
 =============================================================================
 Class B - $149,600,541/4,645,204 ...........................           $32.21
 =============================================================================
 Class C* - $328,716/10,207 .................................           $32.21
 =============================================================================
 Maximum Offering Price Per Share**
 Class A - ($33.50 x 105.26%) ...............................           $35.26
 =============================================================================

 * Class C shares commenced operations on March 1, 1999.
** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 1999  (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Dividends (net of foreign withholding taxes of $35,579) ....         $885,214
 Interest (including income on securities loaned
  of $34,971) ...............................................          291,127
                                                                 -------------
                                                                     1,176,341
                                                                 -------------
 Expenses:
  Investment management fee - Note B ........................          930,992
  Distribution and service fee - Note B
   Class A ..................................................          140,337
   Class B ..................................................          720,268
   Class C ..................................................              246
 Transfer agent fee - Note B ................................          432,610
 Custodian fee ..............................................           42,584
 Registration and filing fees ...............................           25,986
 Advisory board fee - Note B ................................           19,836
 Financial services fee - Note B ............................           17,124
 Auditing fee ...............................................           15,050
 Printing ...................................................           10,464
 Trustees' fees .............................................            5,524
 Legal fees .................................................            1,147
                                                                 -------------
                       Total Expenses .......................        2,362,168
                       -------------------------------------------------------
                       Net Investment Loss ..................       (1,185,827)
                       -------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
 Net realized loss on investments sold ......................       (5,529,028)
 Net realized gain on foreign currency transactions .........            1,641
 Change in net unrealized appreciation/depreciation
  of investments ............................................        1,586,269
                                                                 -------------
                       Net Realized and Unrealized
                       Loss on Investments ..................       (3,941,118)
                       --------------------------------------------------------
                       Net Decrease in Net Assets
                       Resulting from Operations ............      ($5,126,945)
                       =======================================================


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                             SIX MONTHS ENDED
                                                                                    YEAR ENDED                APRIL 30, 1999
                                                                                 OCTOBER 31, 1998              (UNAUDITED)
                                                                                -------------------        -------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment loss ..........................................................    ($1,698,807)                 ($1,185,827)
 Net realized loss on investments sold and foreign currency transactions ......     (1,389,101)                  (5,527,387)
 Change in net unrealized appreciation/depreciation of investments and
  foreign currency transactions ...............................................     16,823,770                    1,586,269
                                                                                --------------              ---------------
  Net Increase (Decrease) in Net Assets Resulting from Operations .............     13,735,862                   (5,126,945)
                                                                                --------------              ---------------

Distributions to Shareholders:
 Distributions from net realized gain on investments sold and foreign currency transactions
  Class A - ($0.5126 and none per share, respectively) ........................       (891,908)                      --
  Class B - ($0.5126 and none per share, respectively) ........................       (951,137)                      --
                                                                                --------------              ---------------
  Total Distributions to Shareholders .........................................     (1,843,045)                      --
                                                                                --------------              ---------------
From Fund Share Transactions - Net:* ..........................................     89,358,253                   39,607,523
                                                                                --------------              ---------------
Net Assets:
 Beginning of period ..........................................................    106,557,921                  207,808,991
                                                                                --------------              ---------------
End of period
 (including accumulated net investment loss of $1,897 and
  $1,187,724, respectively) ...................................................   $207,808,991                 $242,289,569
                                                                                ==============              ===============



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:


                                                                                                                 SIX MONTHS ENDED
                                                                                       YEAR ENDED                 APRIL 30, 1999
                                                                                    OCTOBER 31, 1998               (UNAUDITED)
                                                                                -------------------------   ------------------------
                                                                                  SHARES         AMOUNT       SHARES        AMOUNT
                                                                                ----------     ----------   ---------     ----------

CLASS A
 Shares sold ................................................................   1,619,964     $53,582,895   1,267,097   $44,952,282
 Shares issued to shareholders in reinvestment of distributions..............      27,245         834,213      --           --
                                                                                ---------     -----------   ---------   -----------
                                                                                1,647,209      54,417,108   1,267,097    44,952,282
 Less shares repurchased ....................................................    (926,858)    (29,707,988)   (986,788)  (35,074,681)
                                                                                ---------     -----------   ---------   -----------
 Net increase ...............................................................     720,351     $24,709,120     280,309    $9,877,601
                                                                                =========     ===========   =========   ===========
CLASS B
 Shares sold ................................................................   2,488,498     $81,014,505   1,438,184   $49,265,822
 Shares issued to shareholders in reinvestment of distributions .............      26,809         797,000      --           --
                                                                                ---------     -----------   ---------   -----------
                                                                                2,515,307      81,811,505   1,438,184    49,265,822
 Less shares repurchased ....................................................    (543,276)    (17,162,372)   (582,736)  (19,883,882)
                                                                                ---------     -----------   ---------   -----------
 Net increase ...............................................................   1,972,031     $64,649,133     855,448   $29,381,940
                                                                                =========     ===========   =========   ===========
CLASS C**
 Shares sold ................................................................      --             --           10,207      $347,982
                                                                                ---------     -----------   ---------   -----------
 Net increase ...............................................................      --             --           10,207      $347,982
                                                                                =========     ===========   =========   ===========


** Class C shares commenced operations on March 1, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------

                                                                                                  YEAR ENDED
                                                  YEAR ENDED AUGUST 31,       PERIOD FROM         OCTOBER 31,    SIX MONTHS ENDED
                                                ------------------------- SEPTEMBER 1, 1996 TO ----------------  APRIL 30, 1999
                                                 1994      1995      1996   OCTOBER 31, 1996(6)  1997      1998     (UNAUDITED)
                                                ------    -------  ------   ------------------- -------   ------ ----------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period ......   $13.38     $16.51     $21.61        $25.43       $25.11     $30.25        $33.89
                                              -------    -------    -------       -------      -------    -------      --------
 Net Investment Loss .......................    (0.32)     (0.36)(2)  (0.19)(2)     (0.05)(2)    (0.19)(2)  (0.23)(2)     (0.10)(2)
 Net Realized and Unrealized Gain (Loss) on
  Investments
  and Foreign Currency Transactions ........     3.45       5.46       4.15         (0.27)        6.56       4.38         (0.29)
                                              -------    -------    -------       -------      -------    -------      --------
  Total from Investment Operations .........     3.13       5.10       3.96         (0.32)        6.37       4.15         (0.39)
                                              -------    -------    -------       -------      -------    -------      --------
 Less Distributions:
 Distributions from Net Realized Gain on
   Investments Sold
  and Foreign Currency Transactions ........       --         --      (0.14)           --        (1.23)     (0.51)           --
                                              -------    -------    -------       -------      -------    -------      --------
 Net Asset Value, End of Period ............   $16.51     $21.61     $25.43        $25.11       $30.25     $33.89        $33.50
                                              =======    =======    =======       =======      =======    =======      ========
 Total Investment Return at
   Net Asset Value(3) ......................   23.39%     30.89%     18.39%        (1.26%)(4)   26.63%     13.91%        (1.15%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..  $18,643    $24,394    $42,405       $42,618      $53,122    $83,928       $92,360
 Ratio of Expenses to Average Net Assets ...    2.55%      2.56%      1.80%         1.92%(5)     1.68%      1.61%         1.56%(5)
 Ratio of Net Investment Loss to
  Average Net Assets .......................   (2.01%)    (1.99%)    (0.75%)       (1.04%)(5)   (0.71%)    (0.71%)       (0.57%)(5)
 Portfolio Turnover Rate ...................      52%        38%        68%           24%          57%        39%           31%

CLASS B(1)
Per Share Operating Performance
 Net Asset Value, Beginning of Period ......   $17.29     $16.46     $21.35        $24.94       $24.60     $29.40        $32.69
                                              -------    -------    -------       -------      -------    -------      --------
 Net Investment Loss(2) ....................    (0.17)     (0.55)     (0.34)        (0.08)       (0.37)     (0.45)        (0.22)
 Net Realized and Unrealized Gain (Loss) on
  Investments
  and Foreign Currency Transactions ........    (0.66)      5.44       4.07         (0.26)        6.40       4.25         (0.26)
                                              -------    -------    -------       -------      -------    -------      --------
  Total from Investment Operations .........    (0.83)      4.89       3.73         (0.34)        6.03       3.80         (0.48)
                                              -------    -------    -------       -------      -------    -------      --------
 Less Distributions:
 Distributions from Net Realized Gain on
  Investments Sold
  and Foreign Currency Transactions ........       --         --      (0.14)           --        (1.23)     (0.51)           --
                                              -------    -------    -------       -------      -------    -------      --------
 Net Asset Value, End of Period ............   $16.46     $21.35     $24.94        $24.60       $29.40     $32.69        $32.21
                                              =======    =======    =======       =======      =======    =======      ========
 Total Investment Return at
   Net Asset Value(3) ......................   (4.80%)(4) 29.71%     17.53%        (1.36%)(4)   25.76%     13.11%        (1.47%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..   $1,071     $6,333    $36,591       $37,521      $53,436   $123,880      $149,601
 Ratio of Expenses to Average Net Assets ...    3.34%(5)   3.45%      2.42%         2.62%(5)     2.38%      2.31%         2.26%(5)
 Ratio of Net Investment Loss to
  Average Net Assets .......................   (2.65%)(5) (2.91%)    (1.33%)       (1.74%)(5)   (1.41%)    (1.41%)       (1.27%)(5)
 Portfolio Turnover Rate ...................      52%        38%        68%           24%          57%        39%           31%


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund



Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                       PERIOD FROM MARCH 1, 1999
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            APRIL 30, 1999
                                                             (UNAUDITED)
                                                            -------------
CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period.....................       $33.94
                                                               --------
 Net Investment Loss(2) ..................................        (0.08)
 Net Realized and Unrealized Loss on Investments
  and Foreign Currency Transactions ......................        (1.65)
                                                               --------
  Total from Investment Operations .......................        (1.73)
                                                               --------
 Net Asset Value, End of Period ..........................       $32.21
                                                               ========
 Total Investment Return at Net Asset Value(3) ...........       (5.10%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ................        $329
 Ratio of Expenses to Average Net Assets .................       2.38%(5)
 Ratio of Net Investment Loss to Average Net Assets ......      (1.19%)(5)
 Portfolio Turnover Rate .................................         31%

(1) Class B shares commenced operations on March 7, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment loss, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

Schedule of Investments
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Global Health Sciences Fund on April 30, 1999. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.


                                                                      MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES    VALUE
-------------------                               ----------------    -----

COMMON STOCKS
Chemicals - Specialty (3.24%)
 Monsanto Co.  .................................       34,000       $1,538,500
 Waters Corp.* .................................       60,000        6,307,500
                                                                    ----------
                                                                     7,846,000
                                                                    ----------
Drugs - Biotechnology (6.23%)
 Affymetrix, Inc.* .............................       17,500          715,313
 Alkermes, Inc.* ...............................       90,000        2,407,500
 Amgen, Inc.* ..................................       30,000        1,843,125
 Biogen, Inc.* .................................       16,000        1,521,000
 Cantab Pharmaceuticals  Plc* ..................       15,000           47,537
 Genzyme Corp.* ................................       14,000          528,500
 Gilead Sciences, Inc.* ........................       25,000        1,151,563
 IDEC Pharmaceuticals Corp.* ...................       35,000        1,776,250
 Immunex Corp.* ................................       10,000          955,000
 Incyte Pharmaceuticals, Inc.* .................       25,000          451,563
 MedImmune, Inc.* ..............................       40,000        2,205,000
 OSI Pharmaceuticals, Inc.* ....................       40,000          255,000
 Progenics Pharmaceuticals, Inc.* ..............       35,000          498,750
 SangStat Medical Corp.* .......................       25,000          362,500
 Vertex Pharmaceuticals, Inc.* .................       17,500          369,688
                                                                    ----------
                                                                    15,088,289
                                                                    ----------
Drugs - Diversified (24.63%)
 Abbott Laboratories ...........................      212,000       10,268,750
 American Home Products Corp. ..................      164,000       10,004,000
 Bristol-Myers Squibb Co. ......................      201,000       12,776,062
 Johnson & Johnson .............................      123,000       11,992,500
 Pharmacia & Upjohn, Inc. ......................       55,000        3,080,000
 Warner-Lambert Co. ............................      170,000       11,549,375
                                                                    ----------
                                                                    59,670,687
                                                                    ----------
Drugs - Major - Domestic (18.75%)
 Lilly (Eli) & Co. .............................      135,000        9,939,375


                                                                     MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES    VALUE
-------------------                               ----------------    -----

Drugs - Major - Domestic (continued)
 Merck & Co., Inc. .............................      167,000      $11,731,750
 Pfizer, Inc. ..................................      107,000       12,311,687
 Schering-Plough Corp. .........................      237,000       11,450,062
                                                                    ----------
                                                                    45,432,874
                                                                    ----------
Drugs - Major - International (10.55%)
 AstraZeneca Group Plc, American
  Depositary Receipts (ADR)
  (United Kingdom) .............................       85,000        3,336,250
 Glaxo Wellcome Plc (ADR)
  (United Kingdom) .............................      110,000        6,407,500
 Novartis AG (ADR) (Switzerland) ...............       77,000        5,646,849
 Roche Holding AG (Switzerland) ................          160        1,881,366
 SmithKline Beecham Plc (ADR)
  (United Kingdom) .............................      109,000        7,159,937
 Synthelabo SA (France) ........................        5,500        1,124,274
                                                                    ----------
                                                                    25,556,176
                                                                    ----------
Drugs - Specialty (3.56%)
 Forest Laboratories, Inc.* ....................       80,000        3,560,000
 Mylan Laboratories, Inc. ......................       90,000        2,041,875
 Watson Pharmaceutical, Inc.* ..................       75,000        3,037,500
                                                                    ----------
                                                                     8,639,375
                                                                    ----------
Drugs & Sundries - Wholesale (5.01%)
 AmeriSource Health Corp. (Class A)* ...........       40,000        1,107,500
 Cardinal Health, Inc. .........................      120,000        7,177,500
 McKesson Corp. ................................       70,300        2,460,500
 Schein (Henry), Inc.* .........................       47,500        1,243,906
 Syncor International Corp.* ...................        5,000          142,500
                                                                    ----------
                                                                    12,131,906
                                                                    ----------
Healthcare - Management (5.00%)
 Accredo Health, Inc.* .........................       44,500          984,563
 Hanger Orthopedic Group, Inc.* ................       57,200          836,550
 HEALTHSOUTH Corp.* ............................      215,000        2,889,062
 IMPATH, Inc.* .................................       65,000        1,625,000
 Lincare Holdings, Inc.* .......................       40,000        1,185,000
 PAREXEL International Corp.* ..................       30,000          721,875
 Renal Care Group, Inc.* .......................       65,000        1,356,875
 Trigon Healthcare, Inc.* ......................       15,000          476,250
 Wellpoint Health Networks, Inc.* ..............       29,000        2,037,250
                                                                    ----------
                                                                    12,112,425
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund



                                                                     MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES    VALUE
-------------------                               ----------------    -----

Healthcare - Software/Services (3.37%)
 IMS Health, Inc. ..............................      110,000       $3,300,000
 MedQuist, Inc.* ...............................       30,000        1,027,500
 Omnicare, Inc. ................................      160,000        3,850,000
                                                                    ----------
                                                                     8,177,500
                                                                    ----------
Healthcare - Supplies (1.37%)
 Becton, Dickinson & Co. .......................       65,000        2,417,188
 Ocular Sciences, Inc.* ........................       30,000          915,000
                                                                    ----------
                                                                     3,332,188
                                                                    ----------
Hospitals Management (1.48%)
 Health Management Associates, Inc.
  (Class A)* ...................................      230,000        3,593,750
                                                                    ----------
Medical Devices and Products (9.70%)
 Allergan, Inc. ................................       50,000        4,493,750
 Baxter International, Inc. ....................       32,000        2,016,000
 Guidant Corp.* ................................       40,000        2,147,500
 Medtronic, Inc. ...............................      100,000        7,193,750
 Stryker Corp. .................................      125,000        7,648,437
                                                                    ----------
                                                                    23,499,437
                                                                    ----------
Nursing Homes (0.92%)
 HCR Manor Care, Inc.* .........................       80,000        2,220,000
                                                                    ----------
Retail - Drug Stores (2.07%)
 CVS Corp. .....................................       77,000        3,667,125
 Walgreen Co. ..................................       50,000        1,343,750
                                                                    ----------
                                                                     5,010,875
                                                                    ----------
                             TOTAL COMMON STOCKS
                             (Cost $183,976,272)      (95.88%)     232,311,482
                                                      ------       -----------


                                       INTEREST      PAR VALUE        MARKET
ISSUER, DESCRIPTION                      RATE      (000s OMITTED)     VALUE
-------------------                      ----      --------------     -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.95%)
 Investment in a joint repurchase
 agreement transaction with
 SBC Warburg, Inc. - Dated
 04-30-99, due 05-03-99
 (Secured by U.S. Treasury Bonds,
 6.875% thru 13.875%, due
 05-15-11 thru 08-15-25)
 - Note A ...........................    4.89%         $7,158       $7,158,000
                                                                   -----------
Cash Equivalents (10.23%)
 Navigator Securities Lending
 Prime Portfolio** ..................                  24,778       24,777,795
                                                                   -----------
                 TOTAL SHORT-TERM INVESTMENTS         (13.18%)      31,935,795
                                                     --------     ------------
                            TOTAL INVESTMENTS        (109.06%)     264,247,277
                                                     --------     ------------
            OTHER ASSETS AND LIABILITIES, NET          (9.06%)     (21,957,708)
                                                     --------     ------------
                             TOTAL NET ASSETS        (100.00%)    $242,289,569
                                                    =========     ============

 *Non-income producing security.
**Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Global Health Sciences Fund invests primarily in equity securities of issuers in the health care industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at April 30, 1999 assigned to the various country categories.


                                                                 MARKET VALUE
                                                              AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION                                           NET ASSETS
-----------------------                                       ------------------

France ......................................................      0.46%
Switzerland .................................................      3.11
United Kingdom ..............................................      6.98
United States ...............................................     98.51
                                                               --------
                                            TOTAL INVESTMENTS    109.06%
                                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS

=======================NOTES TO FINANCIAL STATEMENTS============================

                John Hancock Funds - Global Health Sciences Fund


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Health Sciences Fund (the "Fund"), John Hancock European Equity Fund and John Hancock Pacific Basin Equities Fund. The other series of the Trust are reported in separate financial statements. The investment objective of the Fund is long-term capital appreciation through investments in an international portfolio consisting primarily of equity securities of issuers in the health-care industry.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Trustees authorized the issuance of Class C shares, effective March 1, 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,300,348 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distribution will be made. The Fund's carryforwards expire as follows: October 31, 2006 - $1,300,348.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

=======================NOTES TO FINANCIAL STATEMENTS============================

                John Hancock Funds - Global Health Sciences Fund


CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 1999.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 1999, the Fund loaned securities having a market value of $23,696,597 collateralized by cash in the amount of $24,777,795, which was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

=======================NOTES TO FINANCIAL STATEMENTS============================

                John Hancock Funds - Global Health Sciences Fund


         These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

         There were no open forward foreign currency exchange contracts at April 30, 1999.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At April 30, 1999, there were no open positions in financial futures contracts.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

         The Fund may use options contracts to manage its exposure to changing security prices. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended April 30, 1999.

=======================NOTES TO FINANCIAL STATEMENTS============================

                John Hancock Funds - Global Health Sciences Fund


NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE SERVICES
AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1999, net sales charges received with regard to Class A shares amounted to $538,151. Out of this amount, $74,341 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $376,992 was paid as sales commissions to sales personnel of unrelated broker-dealers and $86,818 was paid as sales commissions to personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $318,040.

         Class C shares which are redeemed within one year of purchase will be subject to a contingent deferred sales charge ("CDSC") at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 1999, there were no contingent deferred sales charges.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health care developments, for which the Fund pays the advisory board a fee.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation

=======================NOTES TO FINANCIAL STATEMENTS============================

                John Hancock Funds - Global Health Sciences Fund


Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1999, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $220.


NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1999, aggregated $78,333,409 and $38,833,369, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1999.

         The cost of investments owned at April 30, 1999 (including short-term investments) for federal income tax purposes was $216,001,450. Gross unrealized appreciation and depreciation of investments aggregated $59,135,396 and $10,889,569, respectively, resulting in net unrealized appreciation of $48,245,827.

=======================================NOTES====================================

                John Hancock Funds - Global Health Sciences Fund

=======================================NOTES====================================

                John Hancock Funds - Global Health Sciences Fund

=======================================NOTES====================================

                John Hancock Funds - Global Health Sciences Fund

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                       ----------------
       A Global Investment Firm                                    Bulk Rate
                                                                  U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                         PAID
1-800-225-5291  1-800-554-6713 (TDD)                             Randolph, MA
INTERNET: www.jhancock.com/funds                                 Permit No. 75
                                                                ----------------










--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Global Health Sciences Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paoer                                      280SA 4/99
                                                                            6/99

                          The latest report from your
                             Fund's management team


                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]






                                 Pacific Basin
                                 Equities Fund


                                 APRIL 30, 1999






                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                       ---------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove
                               Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                               William F. Glavin
                                Anne C. Hodsdon
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                              Richard S. Scipione
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                     President, and Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             SUB-INVESTMENT ADVISER
                         Indocam Asia Advisers Limited
                              One Exchange Square
                                   Hong Kong

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                   -----------------------------------------

================================================================================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements are nearly done, and the tests of all our systems are on schedule for completion by the end of July. The rest of 1999 will be spent testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
-------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Ayaz Ebrahim for the Portfolio Management Team

                                  John Hancock
                                 Pacific Basin
                                 Equities Fund

                 Pacific Basin markets on the road to recovery
                 ---------------------------------------------

The clouds have finally begun to lift from the Pacific Basin stock markets. The bright spot in the region has been Japan, where stocks rose sharply in the past six months. The Japanese rally has been fueled largely by foreign investors, who have flooded back into the market on signs of economic recovery and much-needed corporate restructuring. Although Japan's recession is far from over, indicators
- such as increased consumer spending suggest that the economy has finally turned the corner. What's more, the government has started to implement significant reforms to address critical problems in the country's banking system.

         Elsewhere, the performance of other Asian markets was mixed. South Korea's Kospi stock market index gained strongly with evidence of the government's firm commitment to substantial financial reform. Hong Kong also turned in a strong performance, thanks to low U.S. interest rates and a strong property sector. In the Philippines, on the other hand, investors took a wait-and-see attitude, looking for more substantial signs of economic recovery. As for the Indonesian market, a combination of upcoming elections and riots kept investors on the sidelines.

Performance  scorecard

The region's recent turnaround has resulted in positive returns for Pacific Basin equity funds. For the six months ended April 30, 1999, John Hancock Pacific Basin Equities Fund's Class A and Class B shares posted total returns of 38.01% and 37.66%, respectively, at net asset value. Those results outpaced the average Pacific region fund's return of 31.39%, according

--------------------------------------------------------------------------------
[A 2 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Pacific Basin Equities Fund. Caption below reads "Ayaz Ebrahim."]
--------------------------------------------------------------------------------

"The bright spot in the region has been Japan..."

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund


"Increasing our stake in Japan contributed significantly to the Fund's strong performance..."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into eight sections (from top to left): Japan 39%, China 3%, Taiwan 4%, Singapore 4%, Australia 8%, South Korea 8%, Short-Term Investments & Other 10% and Hong Kong 24%. A note below the chart reads "As a percentage of net assets on April 30, 1999."]
--------------------------------------------------------------------------------

to Lipper, Inc.1 The Fund's Class C shares, which were introduced on March 1, 1999, returned 28.27% from inception through April 30, 1999. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

Japan

Increasing our stake in Japan contributed significantly to the Fund's strong performance during the period. For two key reasons, we've beefed up our Japanese holdings to 39% of net assets, up from 25% six months ago. First, given their sharp decline over the past few years, Japanese stocks offered some of the best values in the region. Second, and more importantly, we saw compelling evidence that Japan's economy had

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Sony Corp. followed by an up arrow with the phrase "Cost-cutting announcement." The second listing is Housing & Commercial Bank followed by an up arrow with the phrase "Bank restructuring and declining rates." The third listing is Fuji Photo Film followed by a down arrow with the phrase "Strong yen and disappointing results." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

bottomed out and that the government was finally tackling the serious problems facing the banking sector.

         Our focus has been on financial stocks and corporate restructuring plays. One recent purchase was Nomura Securities, which is benefiting from increased trading volume in Japanese stocks. We've also added a position in Sony Corp. The stock jumped sharply on the heels of its restructuring announcement, which entails reducing 10% of its staff.

Australia

To fund the increase in Japan, we've taken significant profits in Australia. During the region's financial crisis and currency turmoil, Australia offered an attractive defensive play. Because of its strong correlation to the U.S. stock market, Australia was more immune to the region's crisis. Although the prospects for Australia are still solid, Japan, in our view, now offers better relative value. As result, we've reduced our Australian weighting from 18% to 8% of net assets.

Hong Kong

Our strong position in Hong Kong also buoyed the Fund's performance. By the end of April, our Hong Kong position had reached 24% of net assets - the Fund's second largest weighting behind Japan. As mentioned earlier, Hong Kong has reaped the benefits of low U.S. interest rates. Because the Hong Kong dollar is closely tied to the U.S. dollar, Hong Kong interest rates tend to move in lockstep with U.S. interest rates. Thankfully, stable U.S. inflation has kept interest rates low both in the U.S. and Hong Kong. Other positive factors have been increased liquidity in the market, positive budget news and glimmers of life in the economy. Our emphasis has remained

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended April 30, 1999." The chart is scaled in increments of 5% with 0% at the bottom and 40% at the top. The first bar represents the 38.01% total return for John Hancock Pacific Basin Equities Fund Class A. The second bar represents the 37.66% total return for John Hancock Pacific Basin Equities Fund Class B. The third bar represents the 28.27%* total return for John Hancock Pacific Basin Equities Fund Class C. The fourth bar represents the 31.39% total return for Average Pacific region fund. A note below the chart reads "Total returns for John Hancock Pacific region fund are at net asset value with all distributions reinvested. The average Pacific region fund is tracked by Lipper, Inc. See the following two pages for historical performance information. *From inception March 1, 1999 through April 30, 1999."]
--------------------------------------------------------------------------------

on interest-rate-sensitive stocks, particularly in the property sector. After their significant decline, property stocks - such as Cheung Kong Holdings -are poised to benefit most from lower interest rates.

South Korea

South Korea has been one of the most successful restructuring stories in Asia. Although financial reform there is far from complete, the government's initiatives have been quite encouraging. Bad loans are being sorted out and lending has been put on a much more solid footing. What's more, the economic picture is positive. The South Korean consumer has started spending again and there's a strong chance that economic growth in South Korea could reach 4% this year. Given all of the positive signs, we've increased our South Korean holdings from 5% to 8% of net assets. Our recent purchases have focused on banks - such as Housing & Commercial Bank and Shinhan Bank - that are likely to be the biggest eneficiaries of South Korea's aggressive financial reform.

Continuing rebound

We remain optimistic about the region's prospects for the remainder of the year. With foreign investment in the region likely to gain momentum over the next several months, we expect Asian markets to continue their upward trend. In addition, the Japanese economy appears to have finally reached its cyclical trough, and monetization - or the injection of money into the economy - is likely to bring the next stage of the recovery. With Japan as the engine of growth in Asia, prospects for a recovery across the region are bright. In fact, South Korea is likely to return to growth this year and Thailand is following closely in its footsteps. Even the Malaysian economy is starting to showing signs of life.

         Given the positive economic situation, we expect earnings growth to materialize in the second half of the year. For the short term, we will continue to focus on interest-rate-sensitive stocks and restructuring plays. But as earnings growth becomes more of a reality in the next few months, we will begin to search out growth stories.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

"...prospects for a recovery across the region are bright."

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund


--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                     ONE      FIVE     TEN
                                                     YEAR     YEARS    YEARS
                                                    -------  -------  --------

Cumulative Total Returns                            (4.31%)  (26.80%)  18.33%
Average Annual Total Returns                        (4.31%)   (6.05%)   1.70%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                     ONE      FIVE   INCEPTION
                                                     YEAR     YEARS  (3/7/94)
                                                    -------  ------- --------

Cumulative Total Returns                            (4.90%)  (27.05%) (29.41%)
Average Annual Total Returns                        (4.90%)   (6.11%)  (6.65%)

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                                     INCEPTION
                                                                     (3/1/99)
                                                                     --------

Cumulative Total Return                                                12.09%
Average Annual Total Return                                            12.09%(1)

Notes to Performance

(1) Not annualized.

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Pacific Basin Equities Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) Pacific Index - an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Pacific Basin Equities Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on October 31, 1988, before sales charge, and is equal to $14,860. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $14,119. The third line represents the MSCI Pacific Index and is equal to $8,846.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI and is equal to $8,477. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 7, 1994, before sales charge, and is equal to $8,083 as of April 30, 1999. The third line represents the value of same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $8,006 as of April 30, 1999.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 1, 1999, before sales charge, and is equal to $12,827. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $12,727. The third line represents the MSCI Pacific Index and is equal to $12,017.
--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund


Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
 Investments at value - Note C:
  Common stocks (cost - $26,016,054).......................................................................         $34,044,610
  Bonds (cost - $ 948,187) ................................................................................             976,500
  Short-term investments (cost - $6,318,394) - Note A .....................................................           6,318,394
                                                                                                                ---------------
                                                                                                                     41,339,504
 Cash .....................................................................................................                 893
 Foreign currency, at value (cost - $151,178) .............................................................             143,828
 Receivable for investments sold ..........................................................................           3,212,523
 Receivable for shares sold ...............................................................................             131,967
 Interest receivable ......................................................................................               8,525
 Dividends receivable .....................................................................................              88,093
 Other assets .............................................................................................               3,663
                                                                                                                ---------------
                 Total Assets .............................................................................          44,928,996
                 --------------------------------------------------------------------------------------------------------------

Liabilities:
 Payable for investments purchased ........................................................................           2,926,467
 Payable for shares repurchased ...........................................................................               3,304
 Payable for forward foreign currency exchange contracts purchased - Note A ...............................               2,483
 Payable for securities on loan - Note A ..................................................................           4,198,783
 Foreign tax payable ......................................................................................               2,433
 Payable to John Hancock Advisers, Inc. and affiliates - Note B ...........................................               3,663
 Accounts payable and accrued expenses ....................................................................             120,538
                                                                                                                ---------------
                 Total Liabilities ........................................................................          17,257,671
                 --------------------------------------------------------------------------------------------------------------
Net Assets:
 Capital paid-in ..........................................................................................          39,527,642
 Accumulated net realized loss on investments and foreign currency transactions ...........................          (9,537,584)
 Net unrealized appreciation of investments and foreign currency transactions .............................           8,027,769
 Accumulated net investment loss ..........................................................................            (346,502)
                                                                                                                ---------------
                 Net Assets ...............................................................................         $37,671,325
                 ==============================================================================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial interest outstanding  -
 unlimited number of shares authorized with no par value )
 Class A - $18,187,469/1,503,943 ..........................................................................              $12.09
 ==============================================================================================================================
 Class B - $19,416,536/1,665,780 ..........................................................................              $11.66
 ==============================================================================================================================
 Class C* - $67,320/5,776 .................................................................................              $11.66
 ==============================================================================================================================
 Maximum Offering Price Per Share**
 Class A - ($12.09 x 105.26%) .............................................................................              $12.73
 ==============================================================================================================================

 * Class C shares commenced operations on March 1, 1999.
** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

Statement of Operations
Six months ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
 Dividends (net of foreign withholding taxes of $18,771) .........................................................       $255,496
 Interest (including income on securities loaned of $11,972) .....................................................         46,529
                                                                                                                     ------------
                                                                                                                          302,025
                                                                                                                     ------------
 Expenses:
  Investment management fee - Note B .............................................................................        114,779
  Distribution and service fee - Note B
   Class A .......................................................................................................         22,242
   Class B .......................................................................................................         69,303
   Class C .......................................................................................................             29
  Transfer agent fee - Note B ....................................................................................         98,962
  Custodian fee ..................................................................................................         59,855
  Registration and filing fees ...................................................................................         17,177
  Auditing fee ...................................................................................................         15,108
  Printing .......................................................................................................          6,819
  Financial services fee - Note B ................................................................................          2,067
  Trustees' fees .................................................................................................            708
  Legal fees .....................................................................................................            160
  Miscellaneous ..................................................................................................            151
                                                                                                                     ------------
                   Total Expenses ................................................................................        407,360
                   --------------------------------------------------------------------------------------------------------------
                   Net Investment Loss ...........................................................................       (105,335)
                   --------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
 Net realized gain on investments sold ...........................................................................      3,516,075
 Net realized gain on foreign currency transactions ..............................................................        252,498
 Change in net unrealized appreciation/depreciation
  of investments .................................................................................................      6,407,411
 Change in net unrealized appreciation/depreciation
  of foreign currency transactions ...............................................................................         (9,409)
                                                                                                                     ------------
                   Net Realized and Unrealized
                   Gain on Investments and
                   Foreign Currency Transactions .................................................................     10,166,575
                   --------------------------------------------------------------------------------------------------------------
                   Net Increase in Net Assets
                   Resulting from Operations .....................................................................    $10,061,240
                   ==============================================================================================================


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                                                             SIX MONTHS ENDED
                                                                                   YEAR ENDED                 APRIL 30, 1999
                                                                                OCTOBER 31, 1998               (UNAUDITED)
                                                                                ----------------             ----------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment loss.........................................................        ($28,009)                  ($105,335)
 Net realized gain (loss) on investments sold and
  foreign currency transactions .............................................     (14,494,802)                  3,768,573
 Change in net unrealized appreciation/depreciation of investments and
  foreign currency transactions .............................................       6,619,151                   6,398,002
                                                                                -------------                ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ..........      (7,903,660)                 10,061,240
                                                                                -------------                ------------
From Fund Share Transactions - Net:* ........................................      (2,642,510)                   (272,981)
                                                                                -------------                ------------
Net Assets:
 Beginning of period ........................................................      38,429,236                  27,883,066
                                                                                -------------                ------------
 End of period (including accumulated net investment loss of $241,167 and
  $346,502, respectively) ...................................................     $27,883,066                 $37,671,325
                                                                                =============                ============

* Analysis of Fund Share Transactions:

                                                                                                     SIX MONTHS ENDED
                                                            YEAR ENDED                                APRIL 30, 1999
                                                         OCTOBER 31, 1998                              (UNAUDITED)
                                                    -------------------------                   -------------------------
                                                      SHARES          AMOUNT                      SHARES          AMOUNT
                                                    ----------     ----------                   -----------    ----------
CLASS A
 Shares sold................................         6,871,046     $63,598,308                  3,417,801     $34,582,868
 Less shares repurchased ...................        (7,006,277)    (65,982,694)                (3,593,632)    (36,486,042)
                                                  ------------   -------------               ------------   -------------
 Net decrease ..............................          (135,231)    ($2,384,386)                  (175,831)    ($1,903,174)
                                                  ============   =============               ============   =============
CLASS B
 Shares sold ...............................         2,024,172     $18,385,168                    932,949      $9,510,437
 Less shares repurchased ...................        (1,999,604)    (18,643,292)                  (821,285)     (7,944,223)
                                                  ------------   -------------               ------------   -------------
 Net increase (decrease) ...................            24,568       ($258,124)                   111,664      $1,566,214
                                                  ============   =============               ============   =============
CLASS C**
 Shares sold ...............................            --             --                           5,776         $63,979
                                                  ------------   -------------               ------------   -------------
 Net increase ..............................            --             --                           5,776         $63,979
                                                  ============   =============               ============   =============

** Class C shares commmenced operations on March 1, 1999.


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund


Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------



                                                YEAR ENDED AUGUST 31,       PERIOD FROM      YEAR ENDED OCTOBER 31, SIX MONTHS ENDED
                                             -------------------------- SEPTEMBER 1, 1996 TO ----------------------  APRIL 30, 1999
                                              1994       1995     1996   October 31, 1996(7)    1997         1998      (UNAUDITED)
                                             ------    -------  ------- --------------------  -------      -------- ----------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period.......  $13.27   $15.88    $14.11         $14.74          $14.47       $11.63       $8.76
                                            -------- --------  --------      ---------       ---------     --------    --------
 Net Investment Income (Loss)(2) ...........   (0.10)    0.02(3)  (0.02)         (0.02)          (0.07)        0.02       (0.02)
 Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
   Transactions ............................    3.12    (1.24)     0.65          (0.25)          (2.66)       (2.89)       3.35
                                            -------- --------  --------      ---------       ---------     --------    --------
   Total from Investment Operations ........    3.02    (1.22)     0.63          (0.27)          (2.73)       (2.87)       3.33
                                            -------- --------  --------      ---------       ---------     --------    --------
 Less Distributions:
 Dividends from Net Realized Gain on
  Investments Sold and Foreign Currency
  Transactions .............................   (0.41)   (0.55)     --             --             (0.11)        --          --
                                            -------- --------  --------      ---------       ---------     --------    --------

 Net Asset Value, End of Period ............  $15.88   $14.11    $14.74         $14.47          $11.63        $8.76      $12.09
                                            ======== ========  ========      =========       =========     ========    ========
 Total Investment Return at
  Net Asset Value(4) .......................  22.82%   (7.65%)    4.47%         (1.83%)(5)     (19.03%)     (24.68%)     38.01%(5)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .. $50,261  $37,417   $41,951        $38,694         $21,109      $14,717     $18,187
 Ratio of Expenses to Average Net Assets ...   2.43%    2.05%     1.97%          2.21%(6)        2.06%        2.46%       2.50%(6)
 Ratio of Net Investment Income (Loss)
  to Average Net Assets ....................  (0.66%)   0.13%(3) (0.15%)        (0.83%)(6)      (0.49%)       0.22%      (0.39%)(6)
 Portfolio Turnover Rate ...................     68%      48%       73%            15%            118%         230%        108%



The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------



                                                                                                       YEAR ENDED
                                           PERIOD ENDED  YEAR ENDED AUGUST 31,     PERIOD FROM         OCTOBER 31,  SIX MONTHS ENDED
                                            AUGUST 31,   --------------------- SEPTEMBER 1, 1996 TO  --------------  APRIL 30, 1999
                                             1994(1)       1995         1996    OCTOBER 31, 1996(7)  1997      1998    (UNAUDITED)
                                           ------------  --------     -------- --------------------  -----    ----- ----------------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period.....    $15.11       $15.84       $13.96         $14.49       $14.20     $11.32      $8.47
                                           ---------   ----------   ----------     ----------   ---------- ---------- ----------
 Net Investment Loss(2) ..................     (0.09)       (0.09)       (0.13)         (0.04)       (0.18)     (0.04)     (0.05)
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
   Transactions ..........................      0.82        (1.24)        0.66          (0.25)       (2.59)     (2.81)      3.24
                                          ----------   ----------   ----------     ----------   ---------- ---------- ----------
   Total from Investment Operations ......      0.73        (1.33)        0.53          (0.29)       (2.77)     (2.85)      3.19
                                          ----------   ----------   ----------     ----------   ---------- ---------- ----------
 Less Distributions:
 Dividends from Net Realized Gain on
  Investments Sold and Foreign Currency
   Transactions ..........................      --          (0.55)        --             --          (0.11)      --         --
                                          ----------   ----------   ----------     ----------   ---------- ---------- ----------

 Net Asset Value, End of Period ..........    $15.84       $13.96       $14.49         $14.20       $11.32      $8.47     $11.66
                                          ==========   ==========   ==========     ==========   ========== ========== ==========
 Total Investment Return at
  Net Asset Value(4) .....................     4.83%(5)    (8.38%)       3.80%         (2.00%)(5)  (19.67%)   (25.18%)    37.66%(5)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)     $9,480      $14,368      $32,342        $30,147      $17,320    $13,166    $19,417
 Ratio of Expenses to Average Net Assets .     3.00%(6)     2.77%        2.64%          2.90%(6)     2.76%      3.16%      3.20%(6)
 Ratio of Net Investment Loss to
  Average Net Assets .....................    (1.40%)(6)   (0.66%)      (0.86%)        (1.52%)(6)   (1.19%)    (0.48%)    (1.10%)(6)
 Portfolio Turnover Rate .................       68%          48%          73%            15%         118%       230%       108%


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund



Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                 PERIOD FROM
                                                                MARCH 1, 1999
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                APRIL 30, 1999
                                                                 (UNAUDITED)
                                                                  ---------


CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period .........................      $9.09
                                                                ----------
 Net Investment Loss(2) .......................................       0.01
 Net Realized and Unrealized Gain on Investments
  and Foreign Currency Transactions ...........................       2.56
                                                                ----------
   Total from Investment Operations ...........................       2.57
                                                                ----------
 Net Asset Value, End of Period ...............................     $11.66
                                                                ==========
 Total Investment Return at Net Asset Value(4) ................     28.27%(5)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .....................        $67
 Ratio of Expenses to Average Net Assets ......................      3.20%(6)
 Ratio of Net Investment Income to Average Net Assets .........      1.06%(6)
 Portfolio Turnover Rate ......................................       108%


(1) Class B shares commenced operations on March 7, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) Annualized.
(7) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund


Schedule of Investments
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Pacific Basin Equities Fund on April 30, 1999. It's divided into three main categories: common stocks, bonds and short-term investments. Common stocks and bonds are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.


                                                                        MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----

COMMON STOCKS
Australia (8.44%)
 Brambles Industries Ltd.
  (Diversified Operations)......................        11,883        $349,182
 Foster's Brewing Group Ltd. (Beverages) .......       109,300         318,827
 National Australia Bank Ltd.
  (Banks - Foreign) ............................        19,200         373,799
 National Foods Ltd. (Food) ....................       157,500         326,226
 Pasminco Ltd. (Metal) .........................       599,100         670,008
 Qantas Airways Ltd. (Transport) ...............       195,597         537,161
 WMC Ltd. (Metal) ..............................        61,000         263,595
 Woodside Petroleum Ltd. (Oil & Gas) ...........        50,000         340,801
                                                                    ----------
                                                                     3,179,599
                                                                    ----------
Hong Kong (23.74%)
 Amoy Properties Ltd.
  (Real Estate Operations) .....................       295,000         268,320
 Cafe De Coral Holdings Ltd. (Retail) ..........     1,078,000         354,651
 Cheung Kong Holdings Ltd.
  (Real Estate Operations) .....................        78,000         709,457
 Guoco Group Ltd. (Finance) ....................       661,000       1,743,962
 Hang Lung Development Co., Ltd.
  (Real Estate Operations) .....................       521,000         672,171
 Hongkong Electric Holdings Ltd. (Utilities) ...       206,500         658,051
 Hong Kong Telecommunications Ltd.
  (Telecommunications) .........................       336,000         903,832
 HSBC Holdings Ltd. (Banks - Foreign) ..........        33,200       1,233,596
 Hutchison Whampoa Ltd.
  (Diversified Operations) .....................        81,000         726,293
 New World Infrastructure Ltd. (Building)* .....        70,400         128,520
 Road King Infrastructure Ltd. (Building) ......       500,000         338,666
 Sun Hung Kai Properties Ltd.
  (Real Estate Operations) .....................        50,000         438,653


                                                                        MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----

Hong Kong (continued)
 Swire Pacific Ltd. (Diversified Operations) ...       136,500        $766,062
                                                                    ----------
                                                                     8,942,234
                                                                    ----------
Japan (39.07%)
 Bank of Tokyo-Mitsubishi, Ltd.
  (Banks - Foreign) ............................        39,000         575,431
 Credit Saison Co., Ltd. (Finance) .............        11,800         241,099
 Daiwa House Industry Co., Ltd. (Building) .....        50,000         596,634
 Fuji Photo Film Co., Ltd. (Leisure) ...........         6,000         226,595
 Honda Motor Co., Ltd.
  (Automobile/Trucks) ..........................        14,000         616,647
 Matsushita Communication Industrial Co.,
 Ltd. (Telecommunications) .....................         9,000         645,872
 NIDEC Corp. (Machinery) .......................         2,000         259,588
 Nippon Telegraph & Telephone Corp.
  (Telecommunications) .........................            89         968,849
 Nomura Securities Co., Ltd.
  (Broker Services) ............................       149,000       1,607,034
 NTT Data Corp. (Telecommunications) ...........           150       1,186,987
 NTT Mobile Communication Network, Inc.
  (Telecommunications) .........................            18       1,055,100
 Orix Corp. (Leasing Companies) ................        12,100         973,715
 Sakura Bank, Ltd. (The) (Banks - Foreign) .....       452,000       1,744,867
 Secom Co., Ltd.
  (Protection - Safety Equip. & Svc.) ..........         4,000         390,554
 Sekisui House, Ltd. (Building) ................        17,000         190,328
 Sony Corp. (Electronics) ......................         9,300         868,322
 Sumitomo Bank, Ltd. (The)
  (Banks - Foreign) ............................        81,000       1,096,098
 Takeda Chemical Industries, Ltd. (Medical) ....        22,000         956,121
 Takefuji Corp. (Finance) ......................         4,200         348,183
 Toyota Motor Corp. (Automobile/Trucks) ........         6,000         170,323
                                                                    ----------
                                                                    14,718,347
                                                                    ----------
Malaysia (1.67%)
 Malaysia International Shipping Berhad
  (Transport)*** ...............................       120,000         151,579
 Petronas Gas Berhad (Oil & Gas)*** ............       104,000         193,768
 Public Bank Berhad (Banks - Foreign)*** .......       144,000         107,318
 Sime Darby Berhad
  (Diversified Operations)*** ..................       191,000         174,514
                                                                    ----------
                                                                       627,179
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----

New Zealand (0.73%)
 Warehouse Group Ltd. (The) (Retail) ...........        68,500        $273,556
                                                                    ----------
Philippine Islands (1.40%)
 Equitable Banking Corp.
  (Banks - Foreign) ............................       227,200         528,789
                                                                    ----------
Singapore (3.73%)
 Advanced Systems Automation Ltd.
  (Machinery) ..................................       650,000         433,001
 Allgreen Properties Ltd.
  (Real Estate Operations)* ....................        90,000          54,648
 City Developments Ltd.
  (Real Estate Operations) .....................        57,000         379,709
 First Capital Corp. Ltd.
  (Real Estate Operations) .....................       271,000         359,459
 Wing Tai Holdings Ltd.
  (Real Estate Operations) .....................       142,000         176,631
                                                                    ----------
                                                                     1,403,448
                                                                    ----------
South Korea (8.09%)
 Housing & Commercial Bank
  (Banks - Foreign)* ...........................        62,000       1,460,665
 Kookmin Bank (Banks - Foreign)* ...............        62,960         858,184
 Korea Line Co. (Transport)* ...................        16,827         202,462
 Samsung Display Devices Co.
  (Electronics) ................................         4,062         208,483
 Samsung Electronics Ltd., Global
 Depositary Receipts (Electronics)* (R) ........           294          13,054
 Shinhan Bank (Banks - Foreign)* ...............        27,720         305,538
                                                                    ----------
                                                                     3,048,386
                                                                    ----------
Taiwan (3.51%)
 Asustek Computer, Inc. (Computers)* ...........        38,000         397,431
 Compal Electronics, Inc. (Computers)* .........        28,056          96,952
 D-Link Corp. (Computers)* .....................        52,000         107,339
 Taiwan Semiconductor Manufacturing Co.,
  Ltd. (Electronics)* ..........................       181,250         612,481
 Winbond Electronics Corp. (Electronics)* ......       100,000         108,869
                                                                    ----------
                                                                     1,323,072
                                                                    ----------
                             TOTAL COMMON STOCKS
                              (Cost $26,016,054)       (90.38%)     34,044,610
                                                        ------      ----------


                                   INTEREST        PAR VALUE         MARKET
ISSUER, DESCRIPTION                  RATE        (000s OMITTED)      VALUE
-------------------                  ----        --------------      -----

BONDS
China (2.59%)
 Huaneng Power International,
  Inc. (Energy)
  Conv Bond 05-21-04.............     1.75%          $1,050         $976,500
                                                                  ----------
                                TOTAL BONDS
                            (Cost $948,187)          (2.59%)         976,500
                                                     ------       ----------
SHORT-TERM INVESTMENTS
Hong Kong (0.67%)
 Hong Kong Time Deposit,
  Due 05-03-99**** ..............      4.63           1,950          251,611
                                                                  ----------
Joint Repurchase Agreement (4.96%)
 Investment in a joint repurchase
  agreement transaction with
  SBC Warburg, Inc. - Dated
  04-30-99, due 05-03-99
  (Secured by U.S. Treasury
  Bonds, 6.875% thru 13.875%,
  due 05-15-11 thru 08-15-25)
  - Note A ......................      4.89           1,868        1,868,000
                                                                  ----------
Cash Equivalents (11.14%)
 Navigator Securities Lending
  Prime Portfolio ** ......................           4,199        4,198,783
                                                                  ----------
               TOTAL SHORT-TERM INVESTMENTS         (16.77%)       6,318,394
                                                   --------      -----------
                          TOTAL INVESTMENTS        (109.74%)      41,339,504
                                                   --------      -----------
          OTHER ASSETS AND LIABILITIES, NET          (9.74%)      (3,668,179)
                                                   --------      -----------
                           TOTAL NET ASSETS        (100.00%)     $37,671,325
                                                   ========      ===========

   * Non-income producing security.

  ** Represents investment of security lending collateral - Note A.

 *** Security is restricted as to resale by the Malaysian Central Bank.

**** Par value of this security is denominated in foreign currency.

 (R) Security is exempt from registration under rule 144A of the Securities and Exchange Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,054 as of April 30, 1999.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund


Industry Diversification
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at April 30, 1999 assigned to the various investment categories.


                                                                  MARKET VALUE
                                                                 OF SECURITIES
                                                                AS A PERCENTAGE
INVESTMENT CATEGORIES                                            OF NET ASSETS
---------------------                                          ----------------

Automobile/Trucks ...........................................         2.09%
Banks - Foreign .............................................        21.99
Beverages ...................................................         0.85
Broker Services .............................................         4.27
Buildings ...................................................         3.33
Computers ...................................................         1.60
Diversified Operations ......................................         5.35
Electronics .................................................         4.81
Energy ......................................................         2.59
Finance .....................................................         6.19
Food ........................................................         0.87
Leasing Companies ...........................................         2.58
Leisure .....................................................         0.60
Machinery ...................................................         1.84
Medical .....................................................         2.54
Metal .......................................................         2.48
Oil & Gas ...................................................         1.42
Protection - Safety Equip. & Svc. ...........................         1.04
Real Estate Operations ......................................         8.12
Retail ......................................................         1.67
Telecommunications ..........................................        12.64
Transport ...................................................         2.36
Utilities ...................................................         1.74
Short-Term Investments ......................................        16.77
                                                                ----------
                                            TOTAL INVESTMENTS       109.74%
                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Pacific Basin Equities Fund (the "Fund"), John Hancock European Equity Fund and John Hancock Global Health Sciences Fund. The other series of the Trust are reported in separate financial statements. The Fund's investment objective is to seek long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Trustees authorized the issuance of Class C shares, effective March 1, 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,211,734 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distribution will be made. The Fund's carryforwards expire as follows: October 31, 2005 - $369,905 and October 31, 2006 - $12,841,829.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund


calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 1999.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securites with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 1999, the Fund loaned securities having a market value of $3,991,489 collateralized by cash and securities in the amount of $4,198,783. The cash portion of the collateral was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund


or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

         Open forward foreign currency exchange contracts for the Fund at April 30, 1999 were as follows:


                  PRINCIPAL AMOUNT          EXPIRATION          UNREALIZED
CURRENCY        COVERED BY CONTRACT            DATE            DEPRECIATION
--------        -------------------            ----            ------------
BUYS
Japanese Yen         84,100,000               MAY 99              $2,483
                                                                ========


NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada.

         The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited (the "Sub-Adviser"), a wholly owned subsidiary of the Adviser, under which the Sub-Adviser, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to that portion of the Fund's assets invested in countries other than the United States and Canada. The Adviser and Indosuez Asia Advisers Limited ("IAAL") have a second subadvisory contract. Pursuant to such contract, IAAL will serve as co-subadviser to the Fund with the Sub-Adviser. IAAL provides additional expertise in Asian and Pacific Basin countries.

         Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser pays the Sub-Adviser a quarterly management fee equivalent, on an annual basis, to the sum of (a) 0.50% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.4375% of the Fund's average daily net asset value in excess of $200,000,000. As of September 1, 1994, the Sub-Adviser has waived all but 0.05% of its fee. The Adviser pays IAAL quarterly a subadvisory fee at the annual rate of (a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 40% percent of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000).

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $32,073. Of this amount, $5,782 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $22,305 was paid as sales commissions to unrelated broker-dealers and $3,986 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund


time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $38,957.

         Class C shares which are redeemed within one year of purchase will be subject to a contingent deferred sales charge ("CDSC") at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 1999, there were no contingent deferred sales charges.

         In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are Trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. Trustee Edward J. Boudreau, Jr. is Managing Director of the Sub-Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1999, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $428.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1999, aggregated $31,776,721 and $30,558,006, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1999.

         The cost of investments owned at April 30, 1999 (including short-term investments) for federal income tax purposes was $33,357,439. Gross unrealized appreciation and depreciation of investments aggregated $8,302,996 and $320,931, respectively, resulting in unrealized appreciation of $7,982,065.

====================================NOTES=======================================

                  John Hancock Funds - Pacific Basin Equities

====================================NOTES=======================================

                  John Hancock Funds - Pacific Basin Equities

====================================NOTES=======================================

                  John Hancock Funds - Pacific Basin Equities

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                        ---------------
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--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Pacific Basin Equities Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      580SA 4/99
                                                                            6/99